Finance Income and Finance Costs - Summary of Finance Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance Income And Finance Costs [Abstract]
Interest income	$ 1,445	$ 7,123
Finance income	$ 1,445	$ 7,123